Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Deferred Compensation	Total
Balance at Dec. 31, 2019			$ 2,361	$ 2,630,551	$ (2,655,804)		$ (22,892)
Balance (in Shares) at Dec. 31, 2019	115		23,604,207
Common Stock issued for cash, net of offering cost			$ 3,775	2,111,958			2,115,733
Common Stock issued for cash, net of offering cost (in Shares)			37,758,116
Common Stock issued for future services			$ 859	686,036			686,895
Common Stock issued for future services (in Shares)			8,586,184
Preferred Shares Exchanged for Common Stock			$ 144	(144)
Preferred Shares Exchanged for Common Stock (in Shares)	(115)		1,437,500
Common Stock issued in connection with employment agreement			$ 763	609,713			610,476
Common Stock issued in connection with employment agreement (in Shares)			7,630,949
Common Stock issued for Exchange of Notes			$ 412	527,588			528,000
Common Stock issued for Exchange of Notes (in Shares)			4,125,000
Common Stock issued for conversion of Redeemable Series A Preferred stock			$ 200	399,800			400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock (in Shares)			2,000,000
Deemed dividend on Preferred Stock Exchange				69,000	(69,000)
Net income (loss)					(3,037,517)		(3,037,517)
Balance at Dec. 31, 2020			$ 8,514	7,034,502	(5,762,321)		1,280,695
Balance (in Shares) at Dec. 31, 2020			85,141,956
Net income (loss)					(930,702)		(930,702)
Balance at Mar. 31, 2021			$ 8,514	12,316,329	(8,097,020)		4,227,823
Balance (in Shares) at Mar. 31, 2021		4,276	85,141,956
Series C preferred stock issued for cash, net of offering cost				3,794,102			3,794,102
Series C preferred stock issued for cash, net of offering cost (in Shares)		4,276
Deemed dividend upon issuance of preferred stock				1,403,997	(1,403,997)
Common stock warrants granted for services				83,728			83,728
Balance at Dec. 31, 2020			$ 8,514	7,034,502	(5,762,321)		1,280,695
Balance (in Shares) at Dec. 31, 2020			85,141,956
Net income (loss)					3,903,741		3,903,741
Balance at Dec. 31, 2021			$ 9,864	12,314,979	(3,262,577)		9,062,266
Balance (in Shares) at Dec. 31, 2021		227	98,636,970
Series C preferred stock issued for cash, net of offering cost				3,794,102			3,794,102
Series C preferred stock issued for cash, net of offering cost (in Shares)		4,276
Deemed dividend upon issuance of preferred stock				1,403,997	(1,403,997)
Common stock warrants granted for services				83,728			83,728
Issuance of common stock for conversion of preferred stock			$ 1,350	(1,350)
Issuance of common stock for conversion of preferred stock (in Shares)		(4,049)	13,495,014
Stock options issued as stock based compensation				94,915		(49,906)	45,009
Common stock issued for conversion of Series C preferred stock			$ 76	(76)
Common stock issued for conversion of Series C preferred stock (in Shares)		(227)	758,334
Net income (loss)					(604,072)		(604,072)
Balance at Mar. 31, 2022			$ 9,940	$ 12,409,818	$ (3,866,649)	$ (49,906)	$ 8,503,203
Balance (in Shares) at Mar. 31, 2022			99,395,304